Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Schedule of warrants valuation assumptions of investors' warrants

	As of March 8, 2018 (Reclassification to premium)	As of December 31, 2017	As of March 7, 2017 (Second Issuance date)	As of February 16, 2017 (First Issuance date)

Risk-free interest rate (1)	2.61%	2.18%	2.11%	2.05%
Expected volatility (2)	65.5%	61.1%	70.26%	70.22%
Contractual term life (in years) (3)	4.5	4.6	5.5	5.5
Dividend yield (4)	0%	0%	0%	0%